OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Prepaid expenses	[1]	$ 73	$ 5
Government authorities		5	6
Total other acocunts receivable		$ 78	$ 11

[1]	Representing mainly an advance payment to the shell company as part of the Merger agreement (see Note 14b).